Note Goodwill and other intangible assets (Estimated amortization of the intangible assets with definite useful lives) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Disclosure - Estimated Amortization of the Intangible Assets with Definite Useful Lives [Abstract]
Year 2017	$ 9,378
Year 2018	9,286
Year 2019	9,042
Year 2020	4,967
Year 2021	$ 2,157